Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Voyage Revenues*
Aegean Oil	3,508	17,031	531	-	455,476	1,868	542
Aegean Shipping Management	4,713			7,133
General Maritime	1,757			30,628
Fairy Marine	62
Melco		401		4,631	2,640
Aegean V	4,367						8,141
Other	841		929				72
Total	15,248	17,432	1,460	42,392	458,116	1,868	8,755

	Due from related companies	Trade Payable to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Cost of Marine Petroleum Products- related companies	Voyage Revenues*	Other Revenues*
Aegean Oil	849	28,547	221		404,988	588
Aegean Shipping Management	6,417		1,637	8,574
General Maritime	3,593			38,681
Fairy Marine	1,253
Aegean V	2,791					7,019
Other	1,225		273			101	154
Total	16,128	28,547	2,131	47,255	404,988	7,708	154